Interest in Other Entities	6 Months Ended
Jun. 30, 2023
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 3 - INTEREST IN OTHER ENTITIES

A.	Investments in subsidiaries

1.	Additional information about subsidiaries held by the Company

General information

	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
June 30, 2023
Jeffs’ Brands	Israel	34.87	65.13
Eventer	Israel	46.21	53.79
Fuel Doctor	USA	67	33
GERD IP	USA	90	10
Gix Internet	Israel	42.25	57.75

	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
December 31, 2022
Jeffs’ Brands	Israel	35.94	64.06
Eventer	Israel	46.21	53.79
Charging Robotics	Israel	100	-
GERD IP	USA	90	10
Gix Internet	Israel	42.25	57.75

2.	Summarized financial information of subsidiaries

Eventer

Summarized statement of financial position:

	June 30, 2023	December 31, 2022
	USD in thousands (*)

Current assets	2,044	1,829
Non-current assets	1,315	1,379
Current liabilities	3,234	2,766
Non-current liabilities	-	476
Equity (Deficit)	125	(34)

(*)	Translated according to the exchange rate at the date of each statement of financial position.

Summarized statement of comprehensive income:

	Six months ended June 30,
	2023	2022
	USD in thousands (**)

Revenues	1,498	1,472
Net profit (loss) for the period	111	(587)

Summarized statement of cash flows:

	Six months ended June 30,
	2023	2022
	USD in thousands (**)

Cash flow from operating activities	199	1,235
Cash flow used in investing activities	(6)	(6)
Cash flow used in financing activities	-	(146)
Losses from exchange differences on cash and cash equivalents	(79)	(288)
Net increase in cash and cash equivalents	114	795

(**)	Translated according to the average exchange rates for each period.

Jeffs’ Brands

Summarized statement of financial position:

	June 30, 2023	December 31, 2022
	USD in thousands

Current assets	5,457	11,033
Non-current assets	9,622	4,743
Current liabilities	5,239	5,133
Non-current liabilities	88	98
Equity	9,752	10,545

Summarized statement of comprehensive income:

	Six months ended June 30,
	2023	2022
	USD in thousands

Revenues	3,871	2,343
Net loss for the period	(1,079)	(1,526)

	Six months ended June 30,
	2023	2022
	USD in thousands

Cash flow used in operating activities	(749)	(1,054)
Cash flow used in investing activities	(4,998)	(3)
Cash flow from (used in) financing activities	(119)	731
Net decrease in cash and cash equivalents	(5,866)	(326)

Gix Internet

Summarized statement of financial position:

	June 30, 2023	December 31, 2022
	USD in thousands (*)

Current assets	22,701	26,481
Non-current assets	15,367	16,549
Current liabilities	27,692	29,529
Non-current liabilities	4,069	4,127
Equity	6,307	9,374
Equity attributable to Gix Internet shareholders	2,517	4,804
Non-controlling interests	3,790	4,570

(*)	Translated according to the exchange rate at the date of each statement of financial position.

Summarized statement of comprehensive income:

	Six months ended June 30, 2023	March 1, 2022- June 30, 2022
	USD in thousands (**)

Revenues	48,016	31,144
Net profit (loss) for the period	(122)	164

Summarized statement of cash flows:

	Six months ended June 30, 2023	March 1, 2022- June 30, 2022
	USD in thousands (**)

Cash flow from operating activities	993	989
Cash flow used in investing activities	(8)	(9)
Cash flow from (used in) financing activities	(1,851)	1,661
Gain from exchange differences on cash and cash equivalents	109	51
Net increase (decrease) in cash and cash equivalents	(757)	2,692

(**)	translated at average exchange rates for each period.

3.	Information related to non-controlling interests

Balance of non-controlling interests:

	June 30, 2023	December 31, 2022
	USD in thousands

Eventer	860	721
Jeffs’ Brands	6,727	7,199
Charging Robotics	-	91
Gix Internet	4,724	7,480
GERD IP	57	57
Fuel Doctor	316	-
	12,684	15,548

Profit (Loss) attributed to non-controlling interests:

	Six months ended June 30,
	2023	2022
	USD in thousands

Eventer	88	(307)
Jeffs’ Brands	(661)	(793)
Gix Internet	(668)	(65)
GERD IP	-	7
Fuel Doctor	(95)	-
	(1,336)	(1,158)

B.	Investments accounted for using the equity method

1.	This table summarizes the total investments accounted for using the equity method:

	June 30, 2023	December 31, 2022
	USD in thousands

Odysight.ai (note 3C)	-	9,375
Parazero (note 3K)	592	976
Laminera (note 3L)	1,142	1,176
Polyrizon (note 3G)	643	214
SciSparc Nutraceuticals (note 3E)	2,944	-
Revoltz (note 3H)	133	151
	5,454	11,892

2.	This table summarizes the total equity losses from investments accounted for using the equity method:

	Six months ended June 30,
	2023	2022
	USD in thousands

Odysight.ai (note 3C)	655	1,073
Gix Internet (note 3F)	-	215
Parazero (note 3K)	384	295
Laminera (note 3L)	34	81
Polyrizon (note 3G)	65	159
Elbit Imaging	-	78
SciSparc Nutraceuticals (note 3E)	89	-
Revoltz (note 3H)	11	9
	1,238	1,910

3.	This table summarize the Company’s rights in share capital and voting rights:

	Main place of business	Company rights in share capital and voting rights
June 30, 2023
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	40.22%
Revoltz	Israel	19.90%
SciSparc Nutraceuticals	USA	49.9%

December 31, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	37.03%
Revoltz	Israel	19.90%
Odysight.ai	Israel	27.02%
Fuel Doctor	Israel	28.63%

As of December 31, 2022, the Company held 27.02% of the outstanding common stock of Odysight.ai.

On March 21, 2023, Odysight.ai completed a private placement to existing stockholders, of 3,294,117 units, at a purchase price of USD 4.25 per unit, with each unit consisting of one share of Odysight.ai’s common stock and one warrant to purchase one share of Odysight.ai’s common stock at an exercise price of USD 5.50 per share. The Company did not participate in the private placement. Following the private placement, the Company’s holdings in Odysight.ai were diluted to 18.45% and the remaining holding was accounted for as investment at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a loss of USD 2,946 thousand.

On May 17, 2023, the Company signed a stock transfer agreement to sell its entire holdings in Odysight.ai for total proceeds of approximately USD 5.7 million.

Activity in investment account:

January 1, 2023- March 21, 2023
USD in thousands
Investment as of January 1, 2023	9,375
Loss for the period	(655)
Balance as of March 21, 2023	8,720
Loss as a result of transition to FVTPL	(2,946)
Fair value of the investment as of March 21, 2023	5,774

D.	Eventer

General

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer, a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested USD 750 thousand. The share purchase agreement provides that the Company will invest an additional investment of USD 250 thousand in a second tranche (“Earn-out), subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. As of June 30, 2023, the Milestones have not been achieved and the fair value of the Earn-out was determined to be immaterial.

Additionally, on October 14, 2020, the Company entered into an Exchange Agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the Exchange Agreement and ending fifty-four (54) months following the date of the Exchange Agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The Company treated the Exchange Agreement at the date of the business combination from accounting perspective as recognition of noncontrolling interests, in addition to the recognition of a liability in respect of a derivative (exchange options) which will be measured at fair value at each cut-off date and will be revalued. The changes in the fair value at each cut-off date will be recorded as a financial income/expense. The Company concluded that the fair value of this derivative is immaterial.

As of June 30, 2023, The Company holds 46.21% of Eventer’s outstanding common stock.

Loan agreement with Safee Cyber Technologies Inc.

On August 1, 2022, the Company and Eventer signed a loan agreement with Safee Cyber Technologies Inc. (“Safee”). For more details about the loan agreement, see note 4D to the Annual Financial Statements.

Contingent liabilities

On December 14, 2022, a motion to certify a class action suit was filed against Eventer and two of its directors, alleging the violation of the provisions of the Prohibition of Discrimination in Products, Services, and Entry into Places of Entertainment and Public Places Law. The plaintiff claims that Eventer enables the allocation of different kinds of tickets to different groups (such as women, children etc.), thereby allowing structured discrimination.

According to the opinion of Eventer’s legal counsel, the chances of the class action to be rejected are more likely than not both against Eventer and its directors.

A hearing is scheduled for January 3, 2024.

Agreement with Screenz Cross Media Ltd.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company indirectly controlled and managed by Eli Uzan who serves as Eventer’s Director) (hereafter “Screenz”). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services, and in exchange will pay Screenz an amount of USD 1,500 thousand (approximately NIS 4,280 thousand) over a period of eight months, as well as 8% from the revenues earned from using the broadcasting system in the field of virtual conferences.

In December 2021, March 2022 and December 2022, several amendments were signed between Eventer and Screenz in order to modify the terms of the loan.

Following the last amendment in December 2022, Eventer repaid its debt to Screenz by assigning to Screenz the remaining unutilized advertising rights Eventer had purchased from Keshet. The prepaid expense balance in respect of these advertising rights in the books of Eventer as of the repayment date, which approximates the advertising rights’ fair value, was USD 660 thousand. The debt balance as of the date of the amendment was USD 1,062 thousand (NIS 3,862 thousand). The difference between the debt balance and the advertising rights of USD 402 thousand was recorded as a capital contribution from Screenz to Eventer. It was also determined that Screenz will have the first right to receive any money received from Eventer and resulting from a digital ticketing platform for interactive virtual events up to a total amount of USD 480 thousand. As of June 30, 2023, the Company concluded that the fair value of this commitment is immaterial given the uncertainty of generating revenues by Eventer from interactive virtual events.

Share based compensation grants

1.	On March 30, 2021, Eventer granted its CEO 29,944 options to purchase 29,944 shares at an exercise price of 0.001 NIS per share. The options shall vest over a period of three years.

The fair value of this grant was approximately NIS 1,668 thousand (USD 473 thousand). For the six months ended June 30, 2023, and 2022, approximately NIS 91 thousand (USD 25 thousand) and NIS 254 thousand (USD 78 thousand), respectively, were recognized and recorded as expenses.

2.	On March 30, 2021, Eventer granted Round Robin Ltd., which is one of the founding partners of Eventer, 29,944 options to purchase 29,944 shares at exercise price of 0.001 NIS per share. The options shall vest over a period of three years.

The fair value of this grant was approximately NIS 1,668 thousand (USD 473 thousand). For the six months ended June 30, 2023, and 2022, approximately NIS 91 thousand (USD 25 thousand) and NIS 254 thousand (USD 78 thousand), respectively, were recognized and recorded as expenses.

E.	Jeffs’ Brands

General

Jeffs’ Brands was incorporated in Israel on March 7, 2021. As of the date of issuance of these financial statements, Jeffs’ Brands has five wholly owned subsidiaries - Smart Repair Pro (“Smart Pro”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”), Fort Products Ltd. (“Fort”) and Fort Products LLC (“Fort US”). Jeffs’ Brands and its subsidiaries are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon.com (“Amazon”) website.

As of June 30, 2023, the Company holds 34.87% of the issued and outstanding share capital of Jeffs’ Brands.

Wellution Agreement

On February 23, 2023, Jeffs’ Brands and Jeffs’ Brands Holdings, entered into a stock purchase agreement (the “Wellution Agreement”), with SciSparc Ltd. (“SciSparc”), pursuant to which, on March 22, 2022, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”), a wholly-owned subsidiary of SciSparc that owns and operates Wellution, an Amazon food supplements and cosmetics brand, representing approximately 49% of the issued and outstanding common stock of SciSparc Nutraceuticals, for approximately USD 3 million in cash (the “Wellution Transaction”). Also pursuant to the Wellution Agreement, on March 22, 2023, Jeffs’ Brands entered into a consulting agreement with SciSparc Nutraceuticals (the “SciSparc Consulting Agreement”), pursuant to which Jeffs’ Brands will provide management services to SciSparc Nutraceuticals for the Wellution brand for a monthly fee of USD 20 thousand. In addition, Jeffs’ Brands also received a one-time signing bonus in the amount of USD 51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

Jeffs’ Brands concluded that substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, the Wellution brand. Thus, the Wellution Transaction does not qualify as a business as defined in IFRS 3, “Business Combinations”.

The investment in SciSparc Nutraceuticals was accounted for using the equity method.

The changes in the investment in SciSparc Nutraceuticals for the six months period ended June 30, 2023, were as follows:

February 23, 2023 – June 30, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,033
Loss for the period	(89)
Balance as of June 30, 2023	2,944

Also pursuant to the Wellution Agreement, in connection with the closing of the Wellution Transaction, on March 22, 2023, Jeffs’ Brands issued 247,415 of its Ordinary Shares to SciSparc and SciSparc issued 360,297 of its Ordinary Shares to Jeffs’ Brands in a share exchange (collectively, the “Exchange Shares”), representing 2.97% and 4.99%, respectively, of Jeffs’ Brands’ and SciSparc’s issued and outstanding ordinary shares. The number of Exchange Shares acquired by each company was calculated by dividing USD 288,238 by the average closing price of the relevant company’s shares on the Nasdaq Capital Market for the 30 consecutive trading days ending on the third trading day immediately prior to the closing. The investment in SciSparc was accounted for as a financial asset measured at fair value through profit or loss.

Fort share purchase agreement

On March 2, 2023, Jeffs’ Brands entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which, on March 9, 2023, Jeffs’ Brands acquired all of the issued and outstanding share capital of Fort, for approximately £2,000 thousand (approximately USD 2,400 thousand) in cash (the “Fort Acquisition”).

Also, in connection with the Fort Acquisition, on March 9, 2023, Jeffs’ Brands and Fort entered into settlement agreements with all of Fort’s employees, including the Sellers, by which such employees’ employment with Fort will terminate three months following March 9, 2023.

Also, in connection with the closing of the Fort Acquisition, on March 9, 2023, Jeffs’ Brands and the Sellers entered into a consulting agreement, pursuant to which the Sellers will provide Jeffs’ Brands with consultancy services for a period of three months for a monthly fee of approximately USD 3 thousand. On September 20, 2023, Jeffs’ Brands and the Sellers entered into a new consulting agreement for indefinite period at a monthly fee of approximately USD 4.5 thousand effective as of June 1, 2023.

Jeffs’ Brands concluded that substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, the Fort brand. Thus, the Fort Acquisition does not qualify as a business as defined in IFRS 3, “Business Combinations”.

Initial Public Offering

On August 30, 2022, Jeffs’ Brands completed its initial public offering (“IPO”) on the Nasdaq. In connection with the IPO, Jeffs’ Brands sold 3,717,473 units at a public offering price of USD 4.16 per unit, with each unit consisting of one ordinary share, no par value per share (“Ordinary Share”), and one warrant (“IPO Warrant”), to purchase one Ordinary Share, at an exercise price of USD 4.04 per Ordinary Share. Additionally, Jeffs’ Brands issued warrants to the underwriter to purchase up to 185,873 ordinary shares at an exercise price of USD 5.20 per Ordinary Share (“Underwriter’s Warrants”). The underwriter partially exercised its right to purchase an additional 425,912 warrants for total consideration of USD 4 thousand. Jeffs’ Brands received total net proceeds of USD 13.4 million after deducting issuance costs of USD 2.1 million. Following the IPO completion, the Company’s holdings in Jeffs’ Brands decreased to 35.94% of the issued and outstanding share capital of Jeffs’ Brands.

On September 7, 2022, Jeffs’ Brands’ volume weighted average stock price was less than the exercise floor of USD 4.04 for the IPO Warrants. Accordingly, and based on the contractual terms of the IPO Warrants, effective after the closing of trading on November 28, 2022 (the 90th calendar day immediately following the issuance date of the IPO Warrants), the IPO Warrants were adjusted (“As-Adjusted IPO Warrants”) pursuant to their terms, including, but not limited to, the reduction of the exercise price of the IPO Warrants to USD 2.02.

Additionally, Additional Warrants were issued to each qualified buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022 (“Additional Warrants”). Accordingly, Jeffs’ Brands issued Additional Warrants to purchase 2,824,525 Ordinary Shares. Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant; provided, however, that the term of each Additional Warrant will be five (5) years from the issuance date and such Additional Warrant will not be listed on any securities exchange. In addition, as long as the Additional Warrants are outstanding, each Additional Warrants holder will receive semi-annual payments based on the Jeffs’ Brands consolidated revenues, dependent on the amount of the Additional Warrants outstanding. As of June 30, 2023, the payment will be equal to approximately 2.18% of Jeffs’ Brands consolidated revenues for the six months ended June 30, 2023.

The IPO Warrants and the Additional Warrants were accounted for as derivative liabilities measured at fair value through profit or loss (see note 4).

Amazon Loans

On May 9, 2022, Smart Pro entered into a loan agreement with Amazon. Pursuant to the loan agreement, Pro received from Amazon.com an aggregate amount of USD 153 thousand. The loan matures within 12 months and bears an annual interest at a rate of 9.99% per year. In order to secure the loan, Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon. In March 2023, the loan was fully repaid.

Consultant agreement with Pure Capital

On October 26, 2022, Jeffs’ Brands and L.I.A Pure Capital Ltd. (“Pure Capital”), a related party of Jeffs’ Brands, entered into a consulting agreement, pursuant to which Pure Capital will provide consulting services to Jeffs’ Brands for a monthly fee of NIS 57.5 thousand (approximately USD 16.5 thousand). Jeffs’ Brands paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately USD 121 thousand) for their services to Jeffs’ Brands from the day of Jeffs’ Brands inception until the closing of the IPO. As part of the consulting agreement, Pure Capital is also entitled to the following payments: (i) an amount equal to 7% of the gross proceeds paid to Jeffs’ Brands in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022, by either party upon 30 days advance notice. In March 2023, Jeffs’ Brands paid Pure Capital USD 352 thousand in accordance with the terms of the consulting agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc Nutraceuticals.

Additionally, on October 26, 2022, Jeffs’ Brands and Pure NJ Logistics LLC, a company owned by Pure Capital and a director of Jeffs’ Brands, entered into a warehouse lease agreement for a warehouse located in New Jersey, USA.

F.	Gix Internet

General

As of December 31, 2022, the Company held 42.25% of the issued and outstanding share capital of Gix Internet. In addition, the Company held 3,171,159 tradable warrants.

As of December 31, 2022, Gix Internet held 76% of the issued and outstanding share capital of ViewBix Inc. ViewBix Inc held 100% of the issued and outstanding share capital of Gix Media. Gix Media held 70% of the issued and outstanding share capital of Cortex.

On September 14, 2022, Gix Media declared a dividend in the amount of USD 1,000 thousand. The amount, net of tax, was distributed partially as of December 31, 2022. The remaining amount was distributed by Gix Media in January 2023.

On December 25, 2022, Cortex declared a dividend in the total amount of USD 445 thousand to the non-controlling interests. The amount was distributed by Cortex to non-controlling interests in two payments of USD 219 thousand and USD 226 thousand in February and March 2023, respectively.

On June 29, 2023, Cortex declared and distributed a dividend in the total amount of USD 153 thousand to the non-controlling interests.

On January 23, 2023, Gix Media acquired an additional 10% of the share capital of Cortex, increasing its holdings to 80% in consideration for USD 2,625 thousand (the “Subsequent Purchase”). The Subsequent Purchase was financed by Gix Media’s existing cash balances and by a long-term bank loan received on January 17, 2023, in the amount of USD 1,500 thousand.

The Subsequent Purchase was recorded as a transaction with non-controlling interests in the Group’s statement of changes in shareholders equity for the six-month period ended June 30, 2023.

Loans

Short term loans:

	June 30, 2023	December 31, 2022
	USD in thousands

Short term bank loans	5,973	5,025
Current maturities of long-term loans	1,879	1,500
	7,852	6,525

Long term loans:

	June 30, 2023	December 31, 2022
	USD in thousands

Long term bank loans	3,128	2,881
	3,128	2,881

On October 13, 2021, Gix Media entered into a loan agreement with Bank Leumi Le-Israel (“Bank Leumi”) to provide a line of credit in an aggregate amount of up to USD 3.5 million and a long-term loan in an aggregate amount of up to USD 6 million. Additionally, Gix Internet also signed on a loan agreement with Bank Leumi in an aggregate amount of up to NIS 3 million. The main points of the agreement with Bank Leumi include:

●	NIS 3 million loan to Gix Internet for 48 months period. The loan shall bear interest at rate of prime plus 2.92% annually. The loan was classified as long-term loan.

●	USD 6 million loan to Gix Media for 48 months period. The loan shall bear interest at rate of LIBOR plus 4.12% annually. The loan was classified as long-term loan.

●	Credit line to Gix Media in an aggregate amount of up to USD 3.5 million to be utilized for a period of up to 48 months. The amounts that will be drawn from the credit line will bear interest of LIBOR plus 3.2% annually. The credit line was classified as short-term loan.

On September 21, 2022, Cortex and Bank Leumi Le Israel Ltd (“Leumi”) entered into an addendum to an existing loan agreement between the parties, dated August 15, 2020. As part of the addendum to the loan agreement, Leumi provided Cortex with a monthly renewable credit line of USD 1,500 thousand (the “Cortex Credit Line”). The Cortex Credit Line is determined every month at the level of 70% of Cortex’s customers’ balance. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 3.52% (Overnight Financing Rate Secured, guaranteed daily interest as determined in accordance with the Federal Bank in New York).

On April 27, 2023, Leumi increased the Cortex Credit Line by USD 1,000 thousand, which was fully withdrawn by Cortex as of June 30, 2023.

Loan agreement between the Company and Gix Internet

On October 13, 2021, the Company entered into a loan agreement with Gix Internet. Pursuant to the loan agreement, Gix Internet received an aggregate amount of USD 1,240 thousand (NIS 4,000 thousand) from the Company. The loan bears interest at a rate equivalent to the minimal interest rate recognized and attributed by the Israel Tax Authority (3.23% in 2022). According to the agreement, the loan will be repaid in full, together with the accrued interest, in one (1) instalment upon the earliest of: (i) the closing of a rights offering by Gix Internet for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022. Upon consolidation of Gix Internet as of February 28, 2022, as further described above, the loan is eliminated in consolidation.

The Company concluded the stated interest is materially lower than its market price. The loan was initially measured at fair value in accordance with IFRS 9, “Financial Instruments”. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a capital reserve. The difference between the fair value and face value of the loan attributable to Gix Internet was recorded as a deemed contribution by the Company to Gix Internet.

On November 2, 2022, the Company received a total of NIS 1 million as repayment of the loan and the accrued interest up to that date. On August 25, 2022, the Company and Gix Internet signed an addendum to the loan agreement, effective as of July 1, 2022. The addendum changes the repayment terms of the loan in the amount of NIS 3 million to June 30, 2023. In addition, the Company will be entitled to request the conversion of all or part of the balance of the extended loan in exchange for Gix Internet’s shares

The Company concluded the modified loan terms (“Modified Loan”), represent a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a deemed contribution by the Company to Gix Internet. Similarly, the difference between the fair value and face value of the loan attributable to the non-controlling interests was recorded as a deemed contribution by the non-controlling interests to Gix Internet.

On August 30, 2023, the Company and Gix Internet signed an addendum to the loan agreement, effective as of June 30, 2023. Pursuant to the addendum, the loan repayment will be postponed until January 1, 2024.

Stock Incentive Plan

On March 2, 2023, the Board of Viewbix approved the adoption of the 2023 stock incentive plan (the “2023 Plan”). The 2023 Plan permits the issuance of up to (i) 2,500,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board, provided that no more than 2,500,000 shares of Common Stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix had reserved 2,500,000 shares of Common Stock for issuance under the 2023 Plan.

In connection with the adoption of the 2023 Plan, on March 7, 2023, Viewbix entered into certain intercompany reimbursement agreements with two of its subsidiaries, Viewbix Israel and Gix Media (the “Recharge Agreements”). The Recharge Agreements provide for the offer of awards under the 2023 Plan to service providers of Viewbix Israel and Gix Media (the “Affiliates”) under the 2023 Plan. Under the Recharge Agreements, the Affiliates will each bear the costs of awards granted to its service providers under the 2023 Plan and will reimburse Viewbix upon the issuance of shares of Common Stock pursuant to an award, for the costs of shares issued, but in any event not prior to the vesting of an award. The reimbursement amount shall be equal to the lower of (a) the book expense for such award as recorded on the financial statements of one of the respective Affiliates, determined and calculated according to U.S. GAAP, or any other financial reporting standard that may be applicable in the future, or (b) the fair value of the shares of Common Stock at the time of exercise of an option or at the time of vesting of an RSU, as applicable.

As of June 30, 2023, 51,020 stock-based awards were granted by Viewbix under the 2023 Plan.

G.	Polyrizon

Investment in shares and SAFE

Polyrizon is a private company engaged in developing biological gels designed to protect patients against biological threats and reduce the intrusion of allergens and viruses through the upper airways and eye cavities.

As of December 31, 2022, the Company held 37.03% of Polyrizon shares and the investment is accounted for using the equity method.

On January 27, 2022, Polyrizon entered into a Simple Agreement for Future Equity (“SAFE”) with several investors for aggregated proceeds of USD 250 thousand, of which USD 110 thousand were invested by the Company.

On May 8, 2022, Polyrizon entered into an additional SAFE with several investors for aggregated proceeds of USD 550 thousand, of which USD 203 thousand were invested by the Company.

According to the SAFEs, upon completion of an IPO, the SAFE will be automatically converted into a number of ordinary shares equal to the purchase amount divided by the per unit price in the offering. If an IPO will not occur by July 31, 2023, the SAFEs will be automatically converted into such number of the most senior class of equity shares of Polyrizon then outstanding, equal to, the purchase amount, divided by the lowest price per share actually paid to Polyrizon for such most senior class of equity shares of the Company then outstanding, discounted by 20%.

The SAFEs investments were accounted for as assets through profit or loss measured at fair value.

As of December 31, 2022, the fair value of the SAFEs was USD 302 thousand.

On June 20, 2023, the Company and other investors signed a share purchase agreement with Polyrizon in the amount of USD 450 thousand of which the Company invested USD 120 thousand in cash and USD 60 thousand in shares. As part of the share purchase agreement, the SAFEs were converted into 1,024,321 ordinary shares of Polyrizon, discounted by 20%.

As of June 30, 2023, and as a result of the share purchase agreement and the SAFEs conversion, the Company’s holdings in Polyrizon increased to 40.22% of the issued and outstanding ordinary shares of Polyrizon.

The changes in the investment in Polyrizon for the six months period ended June 30, 2023, were as follows:

For the six months ended June 30, 2023
USD in thousands
Balance as of January 1, 2023	214
Loss for the period	(65)
Additional purchase on June 20, 2023	180
Safe conversion into shares	314
Balance as of June 30, 2023	643

Investment in options

In July 2020, the Company was granted with an option (the “Original Option”) to invest an additional amount of up to USD 1 million in consideration for 3,107,223 shares of Polyrizon. The Original Option is exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least USD 500 thousand based on a pre-money valuation of at least USD 10 million. The Original Option was terminated on April 23, 2023.

On December 15, 2021, the Company was granted a new option (the “Alternative Option”) to invest an amount of USD 2 million in Polyrizon at a price per share equal to 125% the price per share at Polyrizon's IPO (as defined below) the IPO. The Alternative option is exercisable for a period of 3 years following the closing of Polyrizon's initial public offering ("Polyrizon's IPO").

The Alternative Option was calculated based on management’s expectations for the IPO scenario. As of June 30, 2023, the fair value of the Alternative Option is USD 117 thousand. See also note 4.

Collaboration agreement with SciSparc

On May 30, 2022, Polyrizon entered into a collaboration agreement with SciSparc. As part of the collaboration agreement, Polyrizon will work with SciSparc to develop a unique technology for the treatment of pain, based on SciSparc’s SCI-160 platform and Polyrizon’s T&T platform technology.

Under the collaboration agreement, SciSparc will pay development fees to Polyrizon of up to USD 2.5 million upon the completion of certain milestones, as well as royalties upon sales of products. As of June 30, 2023, no funds have been transferred between the companies and the terms of the agreement have not been fulfilled.

Convertible loan agreement

In February 2023, the Company and other lenders, signed a convertible loan agreement with Polyrizon for an aggregated amount of USD 180 thousand, of which the Company lent USD 80 thousand. The loan bears 4% annual interest rate. The loan will be automatically converted into shares in a case of issuance securities or a financing round of at least USD 500 thousand, in a discount of 20%. The loan was accounted for as financial asset at fair value through profit or loss (FVTPL). As of June 30, 2023, there were no material differences between the cost and the fair value of the loan.

H.	Charging Robotics

Charging Robotics is a company operating in the electric vehicle and wireless charging sector. Charging Robotics was formed as a wholly owned subsidiary of the Company on February 1, 2021.

During 2021 the Company invested in Charging Robotics an amount of USD 741 thousand.

On February 19, 2021, the Company entered into the Venture Agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics (the “Venture Agreement”), under which the Company formed a venture, under the name Revoltz Ltd. (“Revoltz”), to develop and commercialize three modular electric vehicle (“EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Venture Agreement, the Company invested an amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz, representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of June 30, 2023, the milestones were not achieved, therefore no additional investments occurred. The investment in Revoltz was accounted for using the equity method. The additional investment requirement was accounted for as a derivative liability measured at fair value through profit or loss. As of June 30, 2023, the fair value of the derivative liability was concluded to be immaterial.

On July 28, 2022, Charging Robotics entered into a convertible loan agreement with Revoltz pursuant to which Charging Robotics was required to invest an amount of USD 60 thousand in Revoltz (the “Loan Principal Amount”). In addition, Charging Robotics is entitled to provide Revoltz an additional loan of up to USD 340 thousand, at its sole discretion upon Revoltz’ request  (the “Additional Amount”, and together with the Loan Principal Amount, the “Total Loan Amount”). The Total Loan Amount shall carry interest at the minimum rate prescribed by Israeli law.

In the event that a Trigger Event has not occurred on or prior to the 24-month anniversary of the date on which the Loan Principal Amount was extended to Revoltz, the Loan shall be due and repayable by Revoltz to Charging Robotics.

On March 28, 2023, the Company signed a security exchange agreement with Fuel Doctor Holdings Inc. (“Fuel Doctor”) to sell all its shares in Charging Robotics to Fuel Doctor. See note 3J.

I.	SciSparc

SciSparc is an Israeli company. SciSparc listed its American Depository Shares on the OTCQB until December 7, 2021, after which SciSparc uplisted to Nasdaq.

Buffalo Investments Ltd. (“Buffalo”), an Israeli private company, owned 150,000 options to purchase 150,000 shares of SciSparc at an exercise price of USD 5.02 per share. On December 7, 2021, the Company entered into an option purchase agreement with Buffalo (the “Buffalo Agreement”) for the purchase of the 150,000 options in consideration for USD 0.72 per option. The Company paid USD 72 thousand in this transaction. Additionally, the Company was obligated to immediately exercise all such options into shares and the Company paid SciSparc an additional USD 753 thousand in this transaction. According to the Buffalo Agreement, Buffalo undertook to purchase 85% of the shares back from the Company within 3 months following the Buffalo Agreement (the “Purchase Period”) in consideration for USD 6.05 per share. In April 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until June 7, 2022. On June 30, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until December 31, 2022, and Buffalo undertook to purchase 90% of the shares back from the Company.

During March 2022, the Company purchased additional 7,971 shares of SciSparc on the Nasdaq. During December 2022, the Company sold 49,157 shares of Scisparc on the Nasdaq. As of December 31, 2022, the Company held 108,814 shares of SciSparc which represents 1.6% of SciSparc’s issued and outstanding share capital.

As of December 31, 2022, the Company treated the investment as a short-term forward contract such that the difference between the price in the forward transaction (USD 6.05 per share) and the quoted price will be recognized as an asset. As of December 31, 2022, the value of the shares’ investment was USD 82 thousand, and the value of the forward contract asset was USD 577 thousand. See note 4.

On January 25, 2023, the Company sold all its holdings in SciSparc on the Nasdaq.

On March 16, 2023, the Company signed an amendment to the Buffalo Agreement (the “Amendment”), according to which Buffalo and Pure Capital will transfer to the Company 309,000 shares of Hydreight Technologies Inc., 77,980 shares of Viewbix Inc., 84,000 shares of SciSparc Ltd., 36,000 shares of Clearmind Medicine Inc. and 31,250 shares of Colugo Systems Ltd., instead of purchasing 90% of SciSparc’s shares back from the Company worth USD 817 thousand which was originally agreed under the Buffalo Agreement.

As of March 16, 2023, the aggregated value of the shares to be transferred under the Amendment was USD 937 thousand reflecting USD 817 thousand plus compensation worth of USD 130 thousand. The difference between the value of the shares to be transferred under the Amendment (USD 937 thousand) and the value of the forward contract asset (USD 577 thousand) was recorded in profit and loss.

As of June 30, 2023, the Company received 63,000 shares of SciSparc Ltd and 307,000 shares of Hydreight Technologies Inc. The investments were accounted for as investments at fair value through profit or loss (FVTPL).

The shares that haven’t been transferred as of June 30, 2023, were recorded under other receivables in an amount of USD 606 thousand.

J.	Fuel Doctor

On December 21, 2021, the Company purchased 90,000,000 shares of Fuel Doctor, which represent 35.06% of the issued and outstanding shares of Fuel Doctor for a total consideration of USD 262.5 thousand (the “Fuel Doctor Investment”). The Company gained a significant influence over Fuel Doctor and aforementioned investment was accounted for using the equity method.

On March 28, 2023 (the “Closing”), the Company signed a security exchange agreement with Fuel Doctor to sell all its shares in Charging Robotics to Fuel Doctor. As part of the exchange agreement, Fuel Doctor acquired all of the issued and outstanding shares of Charging Robotics, on a fully diluted basis and as a result Charging Robotics became a wholly owned subsidiary of Fuel Doctor. In exchange for all of its shares in Charging Robotics, the Company received 827,543,253 of newly issued shares of Fuel Doctor’s common stock equal to 76.25% of the total number of shares of Fuel Doctor’s common stock issued and outstanding as of the Closing on a fully diluted basis. The share exchange was accounted for as a reverse acquisition where Fuel Doctor was identified as the accounting acquirer. The financial statements of Fuel Doctor are consolidated in these financial statements from the Closing date.

As of June 30, 2023, the Company holds 67% of the issued and outstanding share capital of Fuel Doctor.

K.	Parazero Share purchase agreement

Parazero is a company that specializes in the design, development, manufacturing, distribution, and sales of safety systems for commercial drones. Parazero’s technology enables real-time identification of critical failures of drones, and upon detection of an emergency, a parachute is autonomously deployed in fractions of a second, thus ensuring safe landings at all times. Parazero sells its products internationally with a focus on the U.S. market.

On January 28, 2022, the Company and additional investors (the “Acquirers”), entered into a share purchase agreement with Delta drone International Ltd. (“Delta”), an Australian corporation (the “Seller”) to purchase 100% of Parazero’s share capital for a total consideration of AUD 6 million (USD 4,335 million) in cash (the “Consideration Amount”).

The Company purchased 674,362 of Parazero shares as part of this agreement for total consideration of AUD 2,235 thousand (USD 1,613 thousand), which represent 40.35% holdings of the issued and outstanding shares of Parazero. The investment was accounted for as an equity investment. During April 2022, the Consideration Amount was adjusted. As a result of this adjustment, the Company received USD 18 thousand.

The changes in the investment in Parazero for the six months period ended June 30, 2023, were as follows:

For the six months ended June 30, 2023
USD in thousands
Balance as of January 1, 2023	976
Loss for the period	(384)
Balance as of June 30, 2023	592

SAFE investments

In February, March and May 2022, Parazero entered into several Simple Agreements for Future Equity, or SAFE. Parazero received USD 1,500 thousand under the SAFEs. The Company invested USD 521 thousand through these SAFEs.

The Company’s investments in Parazero SAFEs were accounted for as financial assets at fair value through profit or loss (FVTPL).

As of June 30, 2023, there were no material differences between the cost and the fair value of the SAFEs.

On July 31, 2023, Parazero completed an Initial Public Offering (“IPO”) on the Nasdaq. Upon completion of the IPO, the SAFEs were converted into 173,836 shares. See note 10.5.

Credit facility agreement

On October 30, 2022, the Company signed a credit facility agreement with Parazero in the aggregated amount of up to USD 625 thousand. The credit facility agreement does not bear interest and will be repaid on the earlier of: (i) first anniversary date (ii) the closing of an IPO (iii) default event.

In June 2023, the Company signed an amendment to the credit facility agreement for an additional USD 125 thousand.

As of June 30, 2023, Parazero withdrew USD 745 thousand.

Following the completion of the IPO on July 31, 2023, the credit facility was fully repaid, see note 10.5.

L.	Laminera

As of December 31, 2021, the Company held 11.18% of the issued and outstanding shares of Laminera. The investment was accounted for as investment at fair value through profit or loss

On March 31, 2022 (the “Closing”), the Company and a group of investors (each an “Investor”) entered into share purchase agreement with Laminera (“Laminera Agreement”). The Company participated in this finance round and invested USD 300 thousand in cash and issued 324,675 shares of the Company, which fair value at the time of the closing was USD 400 thousand. As a result, the Company’s holdings in Laminera increased to 19.7% and as of such date the investment was accounted for using the equity method.

In addition, pursuant to the terms of the Laminera Agreement, in the event that Laminera issues new securities on one or more occasions, during the period of 24 months from the Closing, without consideration or for a consideration per share of less than the price per share in this agreement, then on each such issuance of new securities Laminera shall issue to each Investor additional ordinary shares, at no cost to the Investor (the “March 2022 Anti-Dilution Protection”). The March 2022 Anti-Dilution Protection is measured at fair value through profit or loss. As of June 30, 2023, the fair value of the March 2022 Anti-Dilution Protection was estimated to be inconsequential.

On August 10, 2022, the Company signed a bridge loan agreement with Laminera in the amount of USD 100 thousand. The loan will bear annual interest of 8% and will be repaid until September 1, 2024. The loan repayment will be accelerated earlier in the event of closing of an equity financing round or rights offering, an IPO or a default event as described in the bridge loan agreement.

The changes in the investment in Laminera for the six months period ended June 30, 2023, were as follows:

For the six months ended June 30, 2023
USD in thousands
Balance as of January 1, 2023	1,176
Loss for the period	(20)
Excess cost amortization	(14)
Balance as of June 30, 2023	1,142

M.	Clearmind

Clearmind is in the business of researching and developing and marketing of proprietary formulations of psychedelic designer therapeutics with an initial focus of developing products.

On February 3, 2022, the Company entered into a subscription agreement with Clearmind, for a private placement in which Clearmind raised approximately CAD 1.6 million (USD 1.25 million) (“Subscription Agreement”). Pursuant to the Subscription Agreement Clearmind issued to the Company 1,987,344 units, at a subscription price of CAD 0.80 (USD 0.63) per unit. Each unit is comprised of one Common Share and one warrant to purchase one Common Share of Clearmind. Each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD 2.00 per share. On August 14, 2023, the warrants expired.

CAD 960 thousand (USD 750 thousand) of the investment amount was paid by the Company in cash and CAD 640 thousand (USD 500 thousand) of the investment amount was paid through the issuance of the Company’s ordinary shares, at a price per share of USD 1.20. The Company issued to Clearmind 416,666 shares. The Company’s holdings in Clearmind’s issued and outstanding shares were 5.02%.

The transaction closed on April 25, 2022, (“Closing”).

In addition, and pursuant to the Subscription Agreement, if at any time after the Closing, but prior to the earlier of: 18 months after the Closing; and the first business day following the closing of an initial public offering on a recognized exchange in the USA, except OTC quotation in the USA, Clearmind shall issue or propose to issue any additional shares, warrants, options to the Company.

On November 14, 2022, Clearmind completed an underwritten public offering of 1,153,847 shares at a price to the public of USD 6.50 per share, for aggregated gross proceeds of USD 7.5 million, prior to deducting underwriting discounts and offering expenses.

In connection with the offering, Clearmind’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq under the symbol “CMND” on November 15, 2022.

Following the public offering, and as agreed on the Subscription Agreement, the Company received 44,829 shares and 2,241 warrants on May 23, 2023.

On April 6, 2023, Clearmind completed an underwritten public offering of 4,505,718 common shares and pre-funded warrants and 4,505,718 common warrants, for aggregated gross proceeds of USD 3.5 million, before deducting placement agent fees and other expenses. The company didn’t participate in this offering.

As of June 30, 2023, the Company holds 2.64% of the issued and outstanding shares of Clearmind. The investment was accounted for as investments at fair value through profit or loss (FVTPL), see also note 4.

N.	Safee

On October 13, 2021, the Company entered into a share purchase agreement with Safee, a technology company focused on non-fungible tokens (NFTs), pursuant to which the Company invested USD 400 thousand in exchange to approximately 2.35% of Safee’s shares capital on a fully diluted basis. The investment was accounted for as investments at fair value through profit or loss (FVTPL). See also note 4.

O.	GERD IP

GERD IP was incorporated under the laws of the State of Delaware on January 13, 2020. GERD IP is in the business of holding and licensing patents that serves as the foundation of a device used to perform a minimally invasive, trans-oral fundoplication surgical procedure for the treatment of patients suffering from gastroesophageal reflux disease.

On May 11, 2021, GERD IP signed a Confidential Settlement Agreement to resolve a lawsuit, concerning alleged infringement of its intellectual property, filed by GERD IP in July 2020 with the United States District Court for the District of Delaware against a US medical device company.

The claim for alleged intellectual property infringement referred to two patents issued by the United States Patent and Trademark Office, owned by GERD IP.

During 2021 and 2022, GERD IP received USD 1.3 million compensation related to this settlement agreement, and after reduction of legal cost the net amount received summed up to USD 631 thousand.

P.	Metagramm

On April 13, 2023 (the “Closing”), the Company entered into a share purchase agreement to acquire 19.9% of Metagramm, an AI, machine learning (ML) communication and grammar assistant software. In return, the Company paid Metagramm USD 250 thousand in Company’s common shares. The investment was accounted for as investments at fair value through profit or loss (FVTPL). See also note 4. As of June 30, 2023, the Company holds 19.9% of the issued and outstanding shares of Metagramm.

In addition, as agreed in the share purchase agreement, the Company will lend Metagramm a loan in order to fund a pilot, in the amount of USD 250 thousand in three instalments, the first instalment was granted at Closing. The loan bears 6% annual interest. As of June 30, 2023, the Company lent Metagramm USD 167 thousand.

In addition, in the event that the pilot will not be successfully completed within 15 months after the Closing, the Company will have the option to receive additional shares of Metagramm, at no cost, in such number that immediately after, the Company’s holdings in Metagramm will increase to 31.25%. The option is measured at fair value through profit or loss. As of June 30, 2023, the fair value of the option was estimated to be inconsequential.

Q.	A.I Systems

On August 23, 2022, the Company signed a convertible loan agreement with A.I Artificial Intelligence Research and Development Ltd. (A.I R&D) for the assignment of a loan it has given to A.I Systems, a public company traded in Tel Aviv. The original loan amount was NIS 6,000 thousand. According to the agreement, the Company purchased from A.I R&D, 50% from the original loan in exchange for USD 914 thousand (NIS 3,000 thousand) in the same terms of the original loan given to A.I Systems.

According to the agreement, the loan will bear an interest of 1% per month. Additionally, A.I Systems has the right to choose to repay the loan and interest in cash or to convert it into shares of A.I Systems on March 13, 2023. The number of shares will be equal to the amount of the loan (NIS 3,000 thousand) plus NIS 1,750 thousand divided by the average quoted price per share of A.I System during a period of 30 trading days preceding the conversion decision.

The loan was accounted for as financial assets measured at fair value through profit or loss. As of December 31, 2022, the Company estimated the fair value of the loan at USD 940 thousand (NIS 3,307 thousand). On March 12, 2023, the Company entered into an amendment to the conversion loan agreement. According to the amendment, the repayment will be postponed by 3 months, to June 13, 2023.

On February 16, 2023, the Company purchased additional 592,000 shares of A.I Systems for a total of USD 84 thousand (NIS 296 thousand).

On June 13, 2023, the Board of Directors of A.I Systems approved the conversion of the loan into shares, subject to the approval of the General Meeting of A.I Systems.

As of June 30, 2023, the Company estimated the fair value of the loan at USD 894 thousand (NIS 3,307 thousand).

On September 5, 2023, the General Meeting of A.I Systems approved the loan conversion. As a result, the loan was converted into 2,650,423 shares of A.I Systems which represents 36% holdings of the issued and outstanding shares of A.I Systems. See also note 10.9.